STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
SUMMARY OF COMMON STOCK OPTIONS ISSUED UNDER OPTION PLANS

	Number Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life (Years)
Balance, December 31, 2019	340,619	$3.00	3.9
Options issued	128,000	0.50	8.9
Balance, December 31, 2020	468,619	1.75	5.6

SCHEDULE OF FAIR VALUE OF NEW STOCK OPTIONS GRANTED USING THE ASSUMPTIONS

The assumptions that were used in Black-Scholes option pricing model for the nine months ended September 30, 2021 were as follows:

Expected term (years)	5
Expected volatility	153.9%
Risk-free interest rate	0.08%
Expected dividend yield	0.0%

The fair value of new stock options granted and repriced stock options using the Black-Scholes option pricing model was calculated using the following assumptions for the year ended December 31, 2020:

Year Ended December 31, 2020
Risk free interest rate	1.610%
Expected volatility	149.67%
Expected dividend yield	-%
Expected term in years	5.0

SCHEDULE OF VESTED AND EXERCISABLE OPTIONS AT PERIOD END

The vested and exercisable options at period end follows:

	Exercisable/ Vested Options Outstanding	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Life (Years)
Balance, December 31, 2020	464,619	$1.75	5.6

Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
SUMMARY OF COMMON STOCK OPTIONS ISSUED UNDER OPTION PLANS

A summary of stock option activity and related information is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	468,619	$1.31	5.6	$-
Granted	644,000	$0.36	9.9	$-
Outstanding as of September 30, 2021	1,112,619	$0.76	7.8	$-
Exercisable as of September 30, 2021	468,619	$1.31	4.9	$-